Homestead Funds, Inc.

Supplement Dated November 3, 2014

to the Prospectus Dated May 1, 2014

This supplement revises certain information regarding the Value Fund and Small-Company Stock Fund (the “Funds”), each a series of Homestead Funds, Inc., contained in the above-referenced Prospectus. Please read this supplement carefully and keep it with your Prospectus for future reference. You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds, Inc.’s website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effective November 3, 2014, Gregory Halter, CFA, was appointed as a co-manager to the Funds. Mr. Halter comes to RE Advisers, the investment manager for the Funds, after 16 years as an equity analyst with Great Lakes Review, a division of Wellington Shields & Co., LLC.

As announced in the prospectus supplement dated May 9, 2014, effective no earlier than December 31, 2014, Peter Morris and Stuart Teach will retire as co-managers of the Funds. Mark Ashton, Prabha Carpenter and Gregory Halter will continue as the co-managers of the Funds.

As such, the following changes are made to the Prospectus:

1.	The section titled “FUND MANAGEMENT – Portfolio Managers” on page 13 of the Prospectus is deleted in its entirety and is replaced with the following:

Portfolio Managers

Peter Morris, Stuart Teach, CFA, Mark Ashton, CFA, Prabha Carpenter, CFA, and Gregory Halter, CFA, are the co-managers of the Value Fund. Mr. Morris is the President and Chief Executive Officer and a Director of Homestead Funds, and a Director and the President of RE Advisers Corporation. He has co-managed the Fund since its inception. Mr. Teach is a Director and Vice President of RE Advisers Corporation and has co-managed the Fund since its inception. Mr. Ashton is an Equity Portfolio Manager for RE Advisers Corporation and has co-managed the Fund since January 1999. Ms. Carpenter is an Equity Portfolio Manager for RE Advisers Corporation and has co-managed the Fund since May 2014. Mr. Halter is an Equity Portfolio Manager for RE Advisers Corporation and has co-managed the Fund since November 2014.

2.	The section titled “FUND MANAGEMENT – Portfolio Managers” on page 19 of the Prospectus is deleted in its entirety and is replaced with the following:

Portfolio Managers

Peter Morris, Stuart Teach, CFA, Mark Ashton, CFA Prabha Carpenter, CFA, and Gregory Halter, CFA are the co-managers of the Small-Company Stock Fund. Mr. Morris is the President and Chief Executive Officer and a Director of Homestead Funds, and a Director and the President of RE Advisers Corporation. He has co-managed the Fund since its inception. Mr. Teach is a Director and Vice President of RE Advisers Corporation and has co-managed the Fund since its inception. Mr. Ashton is an Equity Portfolio Manager for RE Advisers Corporation and has co-managed the Fund since January 1999. Ms. Carpenter is an Equity Portfolio Manager for RE Advisers Corporation and has co-managed the Fund since May 2014. Mr. Halter is an Equity Portfolio Manager for RE Advisers Corporation and has co-managed the Fund since November 2014.

3.	Under Value Fund and Small-Company Stock Fund within the section titled “PORTFOLIO MANAGERS” on page 37 of the Prospectus, the following paragraphs are added:

Gregory Halter, CFA

Mr. Halter is an Equity Portfolio Manager for RE Advisers. He and co-managers Mr. Morris, Mr. Teach, Mr. Ashton and Ms. Carpenter oversee the investment activities of the Value Fund and the Small-Company Stock Fund. He has co-managed the Funds since November 2014. Mr. Halter received his BBA in Finance from Cleveland State University. Prior to becoming an Equity Portfolio Manager, he was an equity analyst with Great Lakes Review from 1998 to 2014, prior to joining RE Advisers in 2014.

Effective no earlier than December 31, 2014, Mr. Morris and Mr. Teach will retire as co-managers of the Value Fund and the Small-Company Stock Fund.

Homestead Funds, Inc.

Supplement Dated November 3, 2014

to the Statement of Additional Information Dated May 1, 2014

This supplement updates certain information regarding the Value Fund and Small-Company Stock Fund (the “Funds”), each a series of Homestead Funds, Inc., contained in the above-referenced Statement of Additional Information (“SAI”). Please read this supplement carefully and keep it with your SAI for future reference. You may obtain copies of the Prospectus and SAI free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds, Inc.’s website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effective November 3, 2014, Gregory Halter, CFA, was appointed as a co-manager to the Funds. Mr. Halter comes to RE Advisers, the investment manager for the Funds, after 16 years as an equity analyst with Great Lakes Review, a division of Wellington Shields & Co., LLC.

As announced in the SAI supplement dated May 9, 2014, effective no earlier than December 31, 2014, Peter Morris and Stuart Teach will retire as co-managers of the Funds. Mark Ashton, Prabha Carpenter and Gregory Halter will continue as the co-managers of the Funds.

As such, the following changes are made to the SAI:

1.	The following is added to the end of the table in the section titled “PORTFOLIO MANAGERS, RE ADVISERS – Other Accounts Managed” on page 49:

Name of Portfolio Manager	Category of Accounts	Number of Accounts Managed in Each Category of Account	Total Assets in Accounts Managed Within Each Category
Gregory Halter*	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	2	$4,124 million
	Other Accounts	1	$36 million

*	As of November 3, 2014, the date Mr. Halter was appointed a co-portfolio manager of the Value Fund and the Small-Company Stock Fund. Total assets in accounts managed within each category are estimated as of that date.

2.	The following is added to the end of the table in the section titled “Other benefits” on page 50 :

Name of Portfolio Manager	Dollar Range Of Securities Owned In The Fund
Gregory Halter*	Value Fund $1 - $10,000

Small-Company Stock Fund $1 – $10,000

*	As of November 3, 2014, the date Mr. Halter was appointed a co-portfolio manager of the Value Fund and the Small-Company Stock Fund.